Shareholders’ equity	12 Months Ended
Dec. 31, 2019
Shareholders’ equity
Shareholders’ equity

12. Shareholders’ Equity

(a) Share capital

	Number of shares 2019	Number of shares 2018	Number of shares 2017
	Ordinary	Ordinary	Ordinary
Balance at January 1	43,149,987	36,425,014	23,346,856
Issued for cash	10,454,545	6,612,500	8,573,975
Issued for services	371,306	112,473	—
Exercise of share options	46,900	226,098	1,034
Treasury shares issued (transferred)	(46,900)	(226,098)	4,503,149
Balance at December 31	53,975,838	43,149,987	36,425,014

The authorized share capital of the Company amounting to € 7,200,000 consists of 90,000,000 ordinary shares and 90,000,000 preference shares with a par value of € 0.04 per share. At December 31, 2019,  53,975,838 ordinary shares were issued and fully paid in cash, of which 4,230,151 were held by the Company as treasury shares (2018:  4,277,051).

In 2017, the Company has issued 976,477 shares pursuant to its current at-the-market offering program, resulting in proceeds of € 4,138,000, net of € 127,000 of offering expenses.

On June 28, 2017, the Company agreed to the issuance of 1,200,000 ordinary shares to institutional investors at an issue price of $ 5.00  (€ 4.40) per share in a registered direct offering with gross proceeds of € 5,278,000. The closing of the offering was effected on July 3, 2017. Transaction costs amounted to € 414,000, resulting in net proceeds of € 4,864,000.

In November 2017, the Company consummated an underwritten public offering and concurrent registered direct offering of 6,397,498 ordinary shares at an issue price of $ 3.25  (€ 2.76) per share. The gross proceeds from both offerings amounted to € 17,671,000 while the transaction costs amounted to € 988,000, resulting in net proceeds of € 16,683,000.

In September 2018, the Company consummated an underwritten public offering and concurrent registered direct offering of 6,612,500 ordinary shares at an issue price of $ 15.75 per share. The gross proceeds from this offering amounted to € 89,983,000 while the transaction costs amounted to € 5,792,000, resulting in net proceeds of € 84,191,000.

In November 2018, the Company issued 112,473 shares in the aggregate amount of $  2,500,000, at $  22.23 (€ 19.46) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, an upfront payment in ordinary shares to its common stock was made to Ionis upon signing the worldwide license agreement. The Company was granted an exclusive worldwide license to QR-1123 and relevant patents. The Company will also make future milestone payments, certain of which will be made in equity and others in cash or equity at the company’s discretion, and royalties on net sales of 20% through the royalty term.

On November 7, 2018, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement with H.C. Wainwright & Co in one or more at-the-market offerings.

In October 2019, the Company consummated an underwritten public offering of 10,454,545 ordinary shares at an issue price of $ 5.50 per share. The gross proceeds from this offering amounted to € 51,597,000 while the transaction costs amounted to € 3,047,000, resulting in net proceeds of € 48,550,000.

In December 2019, the Company issued 371,306 shares in the aggregate amount of $ 3,501,000, at $ 9.43 (€ 8.51) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, the second installment of the upfront payment in ordinary shares to the Company’s common stock was made to Ionis upon the dosing of the first patient in the phase 1/2 Aurora clinical trial for QR-1123.

(b) Equity settled employee benefit reserve

The costs of share options for employees, members of the Supervisory Board and members of the Management Board are recognized in the income statement, together with a corresponding increase in equity during the vesting period, taking into account (deferral of) corporate income taxes. The accumulated expense of share options recognized in the income statement is shown separately in the equity category ‘equity settled employee benefit reserve’ in the ‘statement of changes in equity’. On September 25, 2017, we established a Dutch foundation named Stichting Bewaarneming Aandelen ProQR for holding shares in trust for employees, members of the Management Board and members of the Supervisory Board of the Company and its group companies who from time to time will exercise options under the Company’s equity incentive plans.

(c) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(d) Share options

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan were € 5,948,000 in 2019 (2018: € 3,224,000), of which € 3,323,000 (2018: € 2,167,000) was recorded in general and administrative costs and € 2,625,000 (2018: € 1,057,000) was recorded in research and development costs based on employee allocation.

Options granted under this stock option plan are exercisable once vested. Any vesting schedule may be attached to the granted options, however the typical vesting period is four years (25% after every year). The options expire ten years after date of grant. Options granted under the stock option plan are granted at exercise prices which equal the fair value of the ordinary shares of the Company at the date of the grant.

Share options granted to employees and consultants are measured at the fair value of the equity instruments granted. Fair value is determined through the use of an option-pricing model considering, among others, the following variables:

•	the exercise price of the option;
•	the expected life of the option;
•	the current value of the underlying shares;
•	the expected volatility of the share price;
•	the dividends expected on the shares; and
•	the risk-free interest rate for the life of the option.

The fair value of the options is estimated at the date of grant using the Black-Scholes option-pricing model, with on average the following assumptions:

	Options granted		Options granted		Options granted
	in 2019		in 2018		in 2017
Risk-free interest rate	2.430%		2.223%		1.913%
Expected dividend yield	—%		—%		—%
Expected volatility	80.2%		80.9%		88.7%
Expected life in years	5	years	5	years	5	years

The resulting weighted average grant date fair value of the options amounted to € 7.71 in 2019 (2018: € 2.02). The stock options granted have a 10-year life following the grant date and are assumed to be exercised five years from date of grant for all awards.

Movements in the number of options outstanding and their related weighted average exercise prices are as follows:

	2019		2018		2017
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	4,511,512	€4.24	3,331,875	€4.78	2,205,989	€4.88
Granted	1,237,506	€11.77	1,570,366	€3.11	1,199,447	€4.63
Forfeited	(119,338)	€9.35	(142,467)	€4.29	(72,527)	€5.56
Exercised	(46,900)	€4.18	(226,098)	€4.02	(1,034)	€3.54
Expired	(7,326)	€8.76	(22,164)	€6.42	—	€—
Balance at December 31	5,575,454	€5.80	4,511,512	€4.24	3,331,875	€4.78
Exercisable at December 31	2,521,477		1,683,731		1,148,893

The options outstanding at December 31, 2019 had an exercise price in the range of € 1.11 to € 20.34 (2018: € 1.11 to € 20.34) and a weighted-average contractual life of 7.2 years (2018: 7.6 years).

The weighted-average share price at the date of exercise for share options exercised in 2019 was € 12.47 (2018: € 15.36).

Please refer to Note 23 for the options granted to key management personnel.